Financial liabilities - Narrative (Details) € in Thousands		1 Months Ended	6 Months Ended		12 Months Ended
	Jul. 10, 2020 EUR (€) quarterly_installment	Jun. 30, 2020 EUR (€)	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2024 EUR (€)	Oct. 12, 2023 EUR (€)	Jul. 31, 2018
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Repayments of borrowings, classified as financing activities			€ 1,926	€ 1,525
Increase in loans and conditional advances			0	0
Interest costs			4,174	3,772
HSBC “PGE”
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Notional amount		€ 5,000
Borrowing, interest rate		0.31%
Repayments of borrowings, classified as financing activities				600
Bpifrance “PGE”
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Notional amount		€ 5,000
Borrowing, interest rate	2.25%
Repayments of borrowings, classified as financing activities			600
Increase in loans and conditional advances	€ 5,000
Borrowing, maturity	6 years
Percentage of state-guaranteed loan	0.90
Borrowing, guarantee fee	1.61%
Number of quarterly instalments | quarterly_installment	20
EIB Loan
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Notional amount			43,500			€ 40,600
Borrowing, interest rate								21.30%
Repayments of borrowings, classified as financing activities			200
Increase in outstanding loans			2,800
Interest costs			4,100
Impact of accretion and discounting			1,000	2,700
Adjustment to debt financing related to estimated debt outflows			2,400	10,800
Increase (decrease) related to adjustments for income forecast projections			€ 1,400	€ 13,500
Market rate estimated percent			19.20%
Borrowings			€ 97,800
Borrowings, cumulative milestone prepayment amount							€ 100,000
Estimated royalty payments			€ 45,100
Consolidated forecasted sales, period			6 years
EIB Loan | Principal and Fixed Rate
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Borrowings			€ 33,700
EIB Loan | Milestone Payment
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Borrowings			19,000
EIB Loan | At fair value
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Notional amount			€ 46,500
Banque Publique d’Investissement
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Advances, interest rate					1.56%
Repayments of current borrowings					€ 600
Reimbursed amount of corresponds					€ 1,000
Bpifrance
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Repayments of current borrowings		100
Reimbursed amount of corresponds		300
Authorized amount to be advanced		500
Advances received		€ 400